Fair Value Measurements - Narrative (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Apr. 02, 2023	Jan. 01, 2023	Apr. 03, 2022	Mar. 29, 2020	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021	Dec. 29, 2019
Derivative [Line Items]
Recorded gain (loss)	$ 17		$ (3)	$ 1	$ 10	$ 0
Reclassified to earnings	11		1
Deferred net gain on derivatives included in accumulated other comprehensive income	20,282	$ 20,021	20,465		20,021	20,399	$ 18,356	$ 21,721
Equity investments without readily determinable fair values		66			66	74
Deferred net gain on derivatives included in accumulate other comprehensive loss, after tax	39		(4)
Equity securities without readily determinable fair value, Amount, cost method investment	$ 56	56			$ 56
Minimum
Derivative [Line Items]
Contract term	12 months				12 months
Maximum
Derivative [Line Items]
Contract term	18 months				18 months
Gain On Derivatives & Hedges
Derivative [Line Items]
Deferred net gain on derivatives included in accumulated other comprehensive income	$ 48	$ 9	$ (5)		$ 9	$ (1)	$ (1)	$ (2)
Tranche 1
Derivative [Line Items]
Contract term	5 years
Tranche 2
Derivative [Line Items]
Contract term	10 years
Tranche 3
Derivative [Line Items]
Contract term	30 years
Interest rate swaps
Derivative [Line Items]
Forward starting interest rate swap, amount received	$ 38
Interest rate swaps | Tranche 1
Derivative [Line Items]
Contract term	5 years	5 years
Interest rate swaps | Tranche 2
Derivative [Line Items]
Contract term	10 years	10 years
Interest rate swaps | Tranche 3
Derivative [Line Items]
Contract term	30 years	30 years